Investments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of financial assets [line items]
Investments	€ 23,683		€ 23,683		€ 33,518
Government treasury bonds
Disclosure of financial assets [line items]
Investments	23,700		23,700		€ 33,500
Interest income	€ 300	€ 0	€ 700	€ 0